Other non-current liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
Other non-Current Liabilities	Other non-current liabilities comprise:

	As of March 31,
	2012	2013
	US$	US$
Unearned revenues	345,224	217,021
Retirement benefits	409,261	479,799
Other liabilities	202,844	197,438

Total	957,329	894,258